UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007

Check here if Amendment: XX; Amendment Number:    1
  This Amendment (Check only one.)  ___ is a restatement.
                                    XX  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Regis Management Company, LLC
Address:  300 Hamilton Avenue, Suite 400
          Palo Alto, CA  94301

Form 13F File Number:    28-11606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert F.X. Burlinson
Title:    Chief Investment Officer
Phone:    (650) 838-1030

Signature, Place and Date of Signing:

     Robert F.X. Burlinson         Palo Alto, CA       November 14, 2007
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      38

Form 13F Information Table Value Total:      130,999 (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
NAME OF ISSUER            TITLE    CUSIP     VALUE      SHARES     INV. DISC.   OTHER     VOTING
                           OF                X1000                              MGR       AUTH
                          CLASS                                                           SOLE

Azure Dynamics            Commo  CA05500n10  504.80     800.00        Sole                800.00
                          n      33
Berkshire Hathaway        Commo  846701086   2,517.93   0.02          Sole                0.02
                          n
Berkshire Hathaway -      Commo  US08467020  68.50      0.02          Sole                0.02
Class B                   n      76
Canadian Superior Energy  Commo  136644101   5,807.67   1,759.90      Sole                1,759.90
                          n
Candela Corporation       Commo  1369071022  6,289.10   543.10        Sole                543.10
                          n
Constellation Copper      Commo  1036T2092   5,493.81   4,051.49      Sole                4,051.49
Corporation               n
CrossTex Energy           Commo  US22765U10  3,995.51   113.16        Sole                113.16
                          n      25
Divx                      Commo  US25541310  753.00     50.20         Sole                50.20
                          n      68
Energy Transfer Partners  Commo  9273R1095   5,297.36   85.82         Sole                85.82
                          n
Enterprise Products       Commo  937921078   4,399.07   138.29        Sole                138.29
                          n
Fairfax Financial         Commo  039011026   6,078.43   31.71         Sole                31.71
Holdings                  n
Gabriel Resources         Commo  CA36197010  3,571.94   795.00        Sole                795.00
                          n      61
Goldcorp                  Commo  CA38095640  35.18      1.49          Sole                1.49
                          n      97
High River Gold Mines     Commo  2979J1075   10,468.20  3,831.70      Sole                3,831.70
LTD                       n
ishares Goldman Sachs     Commo  464287374   1,736.00   14.49         Sole                14.49
Nat Resource Index        n
Ishares Trust FTSE        Commo  464287184   6,389.93   49.59         Sole                49.59
Xinhau HK  China 25       n
Index FD
Ishares Trust MSCI Japan  Commo  US46428684  2,001.65   137.95        Sole                137.95
                          n      87
iShares MSCI EAFE Index   Commo  US46428746  207.01     2.56          Sole                2.56
                          n      59
iShares MSCI Taiwan       Commo  US46428673  42.42      2.65          Sole                2.65
                          n      15
iShares Treasury          Commo  US46428717  82.15      0.83          Sole                0.83
Inflation Protected       n      62
Securities
Magellan Midstream        Commo  US55907R10  2,580.45   86.02         Sole                86.02
Holdings                  n      86
Novacea                   Commo  US66987B10  42.41      4.48          Sole                4.48
                          n      35
Occidental Petroleum      Commo  674599105   8,727.67   150.79        Sole                150.79
Corporation               n
Paladin Resources NL      Commo  00000PDN8   5,079.35   725.00        Sole                725.00
                          n
Plains All American       Commo  265031051   8,637.50   135.70        Sole                135.70
Pipeline                  n
Proquest Company          Commo  4346P1021   4,903.72   514.02        Sole                514.02
                          n
Regency Energy Partners   Commo  US75885Y10  2,071.10   62.42         Sole                62.42
                          n      73
Sabina Silver             Commo  CA78527110  2,591.92   1,034.70      Sole                1,034.70
                          n      75
Sankyo Co. LTD Gunma      Commo  JP33264100  8,794.79   209.30        Sole                209.30
                          n      02
Sega Sammy Holdings       Commo  JP34190500  14,145.92  875.80        Sole                875.80
                          n      04
Targa Resources           Commo  US87611X10  837.50     25.00         Sole                25.00
                          n      54
Templeton Dragon Fund     Commo  88018T101   886.65     33.70         Sole                33.70
                          n
U308 Corp                 Commo  CA90341510  1,301.70   506.30        Sole                506.30
                          n      71
UR-Energy                 Commo  CA91688R10  4,431.00   1,050.00      Sole                1,050.00
                          n      82
Vanguard Emerging         Commo  US92194640  47.01      0.52          Sole                0.52
Markets VIPERS            n      65
Vanguard Large Cap        Commo  US92290863  11.32      0.17          Sole                0.17
VIPERS                    n      79
Vanguard Whiteahll FDS    Commo  US92204285  10.95      0.20          Sole                0.20
High Dividend Yield       n      88
Volcano Corporation       Commo  US92864510  158.57     7.85          Sole                7.85
                          n      03



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